        Payden Strategic Income Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
218,900	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$225
500,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%), 3.02%, 4/22/27 (a)(b)	493
400,000	Benefit Street Partners CLO XXII Ltd. 144A, (3
	mo. LIBOR USD + 3.500%),
	0.00%, 1/20/32 (a)(b)(c)	400
700,000	Blackrock European CLO VII DAC 144A, (3 mo.
	EURIBOR + 1.700%), 1.70%, 10/15/31
	EUR (a)(b)(d)	849
300,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 2.750%), 2.97%, 7/18/27 (a)(b)	281
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo.
	LIBOR USD + 2.600%), 2.82%, 4/20/31 (a)(b)	438
500,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 2.800%), 3.01%, 4/30/31 (a)(b)	484
230,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	240
360,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	374
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR
	USD + 2.350%), 2.58%, 6/09/30 (a)(b)	590
600,000	CIFC European Funding CLO II DAC 144A, (3
	mo. EURIBOR + 0.900%), 0.90%, 4/15/33
	EUR (a)(b)(d)	732
400,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
	LIBOR USD + 2.900%), 3.12%, 4/24/31 (a)(b)	399
153,664	Countrywide Asset-Backed Certificates,
	4.52%, 10/25/46 (e)	153
308,450	Driven Brands Funding 2020-1A LLC 144A,
	3.79%, 7/20/50 (a)	320
400,000	Driven Brands Funding 2020-2A LLC 144A,
	3.24%, 1/20/51 (a)	412
400,000	Dryden XXVI Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 5.540%), 5.78%, 4/15/29 (a)(b)	397
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD
	+ 2.000%), 2.22%, 4/20/28 (a)(b)	498
490,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 1.63%, 5/15/36 (a)(b)	490
450,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo.
	LIBOR USD + 3.000%),
	0.00%, 4/19/33 (a)(b)(c)	450
400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR
	+ 0.900%), 0.90%, 10/15/32 EUR (a)(b)(d)	488
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3
	mo. EURIBOR + 1.590%), 1.59%, 7/15/33
	EUR (a)(b)(d)	305
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
	USD + 2.900%), 3.12%, 4/26/31 (a)(b)	390
600,000	OZLME V DAC 144A, (3 mo. EURIBOR
	+ 1.750%), 1.75%, 1/14/32 EUR (a)(b)(d)	729
405,900	Planet Fitness Master Issuer 2019-1A LLC 144A,
	3.86%, 12/05/49 (a)	383
500,000	Regatta Funding LP 2013-2A 144A, (3 mo.
	LIBOR USD + 2.700%), 2.94%, 1/15/29 (a)(b)	502

Principal or Shares	Security Description	Value (000)

550,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR
	USD + 2.450%), 0.00%, 1/15/31 (a)(b)(c)	$550
600,000	St Paul’s CLO XII DAC 144A, (3 mo.
	EURIBOR + 3.200%), 3.20%, 4/15/33
	EUR (a)(b)(d)	732
450,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR
	USD + 2.250%), 2.47%, 1/23/32 (a)(b)	450
300,000	Voya Euro CLO III DAC 144A, (3 mo.
	EURIBOR + 0.920%), 0.92%, 4/15/33
	EUR (a)(b)(d)	365
490,000	Wingstop Funding 2020-1A LLC 144A,
	2.84%, 12/05/50 (a)	506
Total Asset Backed (Cost - $13,196)		13,625
Bank Loans(f) (5%)
250,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3
	mo. EURIBOR + 3.500%), 3.75%, 1/20/27
	EUR (d)	304
669,813	Altice France SA Term Loan B11 1L, (LIBOR
	USD 1-Month + 2.750%), 2.90%, 7/31/25	664
454,000	Ascent Resources Utica Holdings LLC Term Loan
	2L, (LIBOR USD 1-Month + 9.000%),
	10.00%, 11/01/25	498
300,000	CAB Selarl Term Loan B 1L, (3 mo.
	EURIBOR + 3.500%), 3.50%, 1/28/28 EUR (d)	365
470,212	CDW LLC Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 1.90%, 8/17/23	473
300,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo.
	EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (d)	362
317,371	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 2.90%, 10/22/25	318
407,903	IRB Holding Corp. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 2/05/25	408
407,803	K-MAC Holdings Corp. Term Loan 1L, (LIBOR
	USD 1-Month + 3.000%), 3.15%, 3/16/25	408
135,000	Newco Financing Partnership Term Loan B1 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.63%, 1/31/29	135
380,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 1-Month + 2.750%),
	3.25%, 12/13/26	380
778,000	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	4.50%, 2/05/27	780
200,000	United Natural Foods Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.50%, 10/22/25	201
135,000	UPC Financing Partnership Term Loan B2 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.63%, 1/31/29	135
440,000	Zaxby’s Operating Co. LP Term Loan B 1L,
	(LIBOR USD 1-Month + 3.750%),
	4.50%, 12/28/27	444
Total Bank Loans (Cost - $5,744)		5,875

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Corporate Bond (58%)
Financial (23%)
145,000	Air Lease Corp., 2.30%, 2/01/25	$150
270,000	American Honda Finance Corp., 0.88%, 7/07/23	273
560,000	American Tower Corp., 3.95%, 3/15/29	640
770,000	Ares Capital Corp., 3.50%, 2/10/23	809
185,000	Ares Capital Corp., 3.63%, 1/19/22	190
230,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	248
180,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%),
	7.00%, 3/27/48 (b)	205
90,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (a)	92
400,000	Banco de Sabadell SA, (5 yr. Euro Swap
	+ 6.414%), 6.50%, EUR (b)(d)(g)(h)	480
400,000	Bangkok Bank PCL 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 4.729%), 5.00%, (a)(b)(g)	421
445,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.021%), 2.88%, 4/24/23 (b)	459
385,000	Bank of Nova Scotia, 1.30%, 6/11/25	393
270,000	Barclays PLC, 3.68%, 1/10/23	278
350,000	Barclays PLC, (5 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 5.867%),
	6.13%, (b)(g)	380
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight
	Financing Rate + 2.074%),
	2.22%, 6/09/26 (a)(b)	261
400,000	Canadian Imperial Bank of Commerce,
	3.10%, 4/02/24	432
375,000	Charles Schwab Corp., (5 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 4.971%), 5.38%, (b)(g)	417
520,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	541
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%),
	2.88%, 7/24/23 (b)	414
600,000	Citigroup Inc., (5 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 3.597%),
	4.00%, (b)(g)	610
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%),
	4.70%, (b)(g)	131
420,000	Citizens Bank NA, 3.25%, 2/14/22	432
390,000	Comerica Bank, 2.50%, 7/23/24	416
375,000	Credit Agricole SA 144A, (U.S. Secured
	Overnight Financing Rate + 1.676%),
	1.91%, 6/16/26 (a)(b)	387
275,000	Credit Agricole SA 144A, 2.81%, 1/11/41 (a)	271
335,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 1.560%),
	2.59%, 9/11/25 (a)(b)	354
320,000	Credit Suisse Group AG 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.554%), 4.50%, (a)(b)(g)	318
275,000	Credit Suisse Group AG 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 4.889%), 5.25%, (a)(b)(g)	291
830,000	Daimler Finance North America LLC 144A,
	3.65%, 2/22/24 (a)	903

Principal or Shares	Security Description	Value (000)

450,000	Diversified Healthcare Trust, 4.75%, 5/01/24	$462
425,000	Enstar Group Ltd., 4.50%, 3/10/22	441
460,000	Federation des Caisses Desjardins du Quebec
	144A, 2.05%, 2/10/25 (a)	482
470,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (a)	521
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.235%), 1.46%, 2/15/23 (b)	682
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	652
415,000	FS KKR Capital Corp., 4.75%, 5/15/22	431
400,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (a)	407
350,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 1.78%, 1/14/22 (b)	353
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 3.598%), 5.75%, (b)(g)	528
550,000	GLP Capital LP/GLP Financing II Inc.,
	4.00%, 1/15/31	600
400,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 1.110%), 1.33%, 4/26/22 (b)	401
365,000	HSBC Holdings PLC, (U.S. Secured Overnight
	Financing Rate + 1.929%), 2.10%, 6/04/26 (b)	379
225,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.38%, 2/01/29 (a)	224
245,000	Intercontinental Exchange Inc., 2.10%, 6/15/30	250
475,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.446%), 3.88%, 4/15/31 (a)(b)	476
550,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 1.850%), 2.08%, 4/22/26 (b)	575
400,000	Life Storage LP, 2.20%, 10/15/30	403
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%), 3.19%, 11/28/23 (a)(b)	581
370,000	MGM Growth Properties Operating Partnership
	LP/MGP Finance Co-Issuer Inc., 5.63%, 5/01/24	400
430,000	Mitsubishi UFJ Financial Group Inc.,
	3.41%, 3/07/24	468
500,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 1.000%), 3.92%, 9/11/24 (b)	543
580,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%),
	1.15%, 7/22/22 (b)	582
315,000	National Securities Clearing Corp. 144A,
	1.50%, 4/23/25 (a)	325
270,000	Nomura Holdings Inc., 1.85%, 7/16/25	280
605,000	OneMain Finance Corp., 8.88%, 6/01/25	676
345,000	Owl Rock Capital Corp., 3.75%, 7/22/25	359
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	489
500,000	SBA Communications Corp., 4.00%, 10/01/22	506
640,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (a)	658
450,000	Simon Property Group LP, 1.75%, 2/01/28	452
425,000	Simon Property Group LP, 2.20%, 2/01/31	425
580,000	SLM Corp., 5.13%, 4/05/22	595
260,000	Swedbank AB 144A, 1.30%, 6/02/23 (a)	265
335,000	Synchrony Financial, 2.85%, 7/25/22	346
500,000	USB Realty Corp. 144A, (3 mo. LIBOR USD
	+ 1.147%), 1.39%, (a)(b)(g)	383

          Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

505,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	$559
335,000	WEA Finance LLC 144A, 3.15%, 4/05/22 (a)	342
585,000	Wells Fargo & Co., (U.S. Secured Overnight
	Financing Rate + 1.600%), 1.65%, 6/02/24 (b)	599
435,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.660%), 0.89%, 9/09/22 (b)	437
285,000	Westpac Banking Corp., 2.96%, 11/16/40	290
625,000	Zions Bancorp NA, 3.35%, 3/04/22	642
		30,665
Industrial (23%)
150,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
	GBP (a)(d)	210
405,000	AbbVie Inc., 2.60%, 11/21/24	433
480,000	Adani Ports & Special Economic Zone Ltd. 144A,
	4.38%, 7/03/29 (a)	528
525,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	530
482,616	American Airlines 2019-1 Class A Pass-Through
	Trust, 3.50%, 2/15/32	449
200,000	ams AG 144A, 6.00%, 7/31/25 EUR (a)(d)	262
460,000	AstraZeneca PLC, 0.70%, 4/08/26	453
600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%),
	1.40%, 6/12/24 (b)	616
540,000	Aviation Capital Group LLC 144A,
	3.88%, 5/01/23 (a)	569
260,000	Bausch Health Cos. Inc. 144A,
	6.25%, 2/15/29 (a)	280
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR
	USD + 0.630%), 0.88%, 6/25/21 (a)(b)	716
350,000	Bayer U.S. Finance II LLC 144A,
	3.50%, 6/25/21 (a)	354
500,000	Blue Cross and Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	552
320,000	BRF SA 144A, 5.75%, 9/21/50 (a)	337
565,000	Bristol Myers Squibb Co., 2.90%, 7/26/24	612
192,000	Broadcom Inc., 3.46%, 9/15/26	212
425,000	Broadcom Inc. 144A, 3.50%, 2/15/41 (a)	429
200,000	Broadcom Inc. 144A, 3.75%, 2/15/51 (a)	205
300,000	Carrier Global Corp., 2.24%, 2/15/25	316
240,000	CCO Holdings LLC/CCO Holdings Capital Corp.
	144A, 5.38%, 6/01/29 (a)	261
50,000	CDW LLC/CDW Finance Corp.,
	5.50%, 12/01/24	55
450,000	Centene Corp., 4.25%, 12/15/27	477
230,000	Choice Hotels International Inc.,
	3.70%, 1/15/31	251
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a)	521
266,000	Cigna Corp., 3.75%, 7/15/23	287
500,000	DH Europe Finance II Sarl, 2.20%, 11/15/24	530
140,000	Equifax Inc., 2.60%, 12/15/25	150
385,000	GATX Corp., 4.35%, 2/15/24	425
500,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23	501
260,000	HCA Inc., 3.50%, 9/01/30	270
500,000	HCA Inc., 5.00%, 3/15/24	563
210,000	Home Depot Inc., 2.50%, 4/15/27	228
400,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a)	410

Principal or Shares	Security Description	Value (000)

216,000	KeHE Distributors LLC/KeHE Finance Corp.
	144A, 8.63%, 10/15/26 (a)	$240
210,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	227
450,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a)	449
300,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a)	377
260,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	300
270,000	Lamar Media Corp., 4.00%, 2/15/30	277
260,000	Lamar Media Corp., 4.88%, 1/15/29	276
200,000	Land O’ Lakes Inc. 144A, 7.00%, (a)(g)	203
580,000	Lennar Corp., 4.75%, 11/29/27	686
380,000	Marriott Ownership Resorts Inc./ILG LLC,
	6.50%, 9/15/26	396
500,000	MercadoLibre Inc., 2.38%, 1/14/26	504
220,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (a)	230
400,000	Moog Inc. 144A, 4.25%, 12/15/27 (a)	416
460,000	NBM U.S. Holdings Inc. 144A,
	6.63%, 8/06/29 (a)	519
675,000	Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a)	709
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	596
140,000	Open Text Corp. 144A, 3.88%, 2/15/28 (a)	143
250,000	Pfizer Inc., 2.63%, 4/01/30	272
460,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	460
260,000	PTC Inc. 144A, 3.63%, 2/15/25 (a)	267
10,000	PTC Inc. 144A, 4.00%, 2/15/28 (a)	10
250,000	Qorvo Inc., 4.38%, 10/15/29	273
20,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu 144A,
	5.13%, 7/15/23 (a)	20
375,000	Ryder System Inc., 2.88%, 6/01/22	386
30,000	Science Applications International Corp. 144A,
	4.88%, 4/01/28 (a)	32
310,000	Sinclair Television Group Inc. 144A,
	4.13%, 12/01/30 (a)	309
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a)	474
885,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (a)	891
500,000	Standard Industries Inc. 144A,
	4.75%, 1/15/28 (a)	528
390,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	394
260,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a)	260
800,000	Teva Pharmaceutical Finance Netherlands II BV,
	6.00%, 1/31/25 EUR (d)	1,068
130,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	130
815,000	Toledo Hospital, 5.33%, 11/15/28	967
500,000	United Natural Foods Inc. 144A,
	6.75%, 10/15/28 (a)	530
450,000	Univar Solutions USA Inc. 144A,
	5.13%, 12/01/27 (a)	473
400,000	Verisure Holding AB 144A, 3.88%, 7/15/26
	EUR (a)(d)	499
230,000	Viatris Inc. 144A, 1.65%, 6/22/25 (a)	237
500,000	VTR Comunicaciones SpA 144A,
	5.13%, 1/15/28 (a)	534
330,000	Weibo Corp., 3.38%, 7/08/30	341

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

230,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a)	$253
470,000	ZoomInfo Technologies LLC/ZoomInfo Finance
	Corp. 144A, 3.88%, 2/01/29 (a)	476
		29,624
Utility (12%)
400,000	Acwa Power Management And Investments One
	Ltd. 144A, 5.95%, 12/15/39 (a)	477
380,000	Adani Electricity Mumbai Ltd. 144A,
	3.95%, 2/12/30 (a)	401
575,000	Antero Resources Corp. 144A,
	7.63%, 2/01/29 (a)	589
146,000	Ascent Resources Utica Holdings LLC/ARU
	Finance Corp. 144A, 9.00%, 11/01/27 (a)	165
500,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a)	395
70,000	Blue Racer Midstream LLC/Blue Racer Finance
	Corp. 144A, 6.63%, 7/15/26 (a)	70
410,000	CNX Midstream Partners LP/CNX Midstream
	Finance Corp. 144A, 6.50%, 3/15/26 (a)	421
281,100	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (a)	330
200,000	DTE Energy Co., 3.70%, 8/01/23	215
270,000	Energy Transfer Partners LP/Regency Energy
	Finance Corp., 5.00%, 10/01/22	286
1,005,000	EQT Corp., 3.00%, 10/01/22	1,023
140,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	152
500,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a)	521
560,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	563
425,000	Indigo Natural Resources LLC 144A,
	5.38%, 2/01/29 (a)	421
350,000	Indigo Natural Resources LLC 144A,
	6.88%, 2/15/26 (a)	364
270,000	Kinder Morgan Inc., 2.00%, 2/15/31	263
400,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(h)	457
755,000	Midwest Connector Capital Co. LLC 144A,
	3.90%, 4/01/24 (a)	773
330,000	National Fuel Gas Co., 5.50%, 1/15/26	384
380,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (a)	403
400,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26 (a)	410
125,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (a)	128
400,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	434
400,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	401
340,000	Pattern Energy Operations LP/Pattern Energy
	Operations Inc. 144A, 4.50%, 8/15/28 (a)	360
470,000	Petrobras Global Finance BV, 5.60%, 1/03/31	525
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	380
385,000	Petroleos Mexicanos, 6.49%, 1/23/27	397
735,000	Phillips 66 Partners LP, 2.45%, 12/15/24	774
225,000	Range Resources Corp. 144A, 8.25%, 1/15/29 (a)	237
300,000	Range Resources Corp., 9.25%, 2/01/26	327
200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	229
302,000	Southwestern Energy Co., 8.38%, 9/15/28	324
100,000	Sunoco LP/Sunoco Finance Corp. 144A,
	4.50%, 5/15/29 (a)	102

Principal or Shares	Security Description	Value (000)

375,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp. 144A, 4.00%, 1/15/32 (a)	$372
380,000	TerraForm Power Operating LLC 144A,
	4.25%, 1/31/23 (a)	392
330,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (a)	355
445,000	Vistra Operations Co. LLC 144A,
	3.55%, 7/15/24 (a)	482
285,000	Williams Cos. Inc., 3.75%, 6/15/27	323
286,000	WPX Energy Inc., 5.88%, 6/15/28	310
		15,935
Total Corporate Bond (Cost - $73,095)		76,224
Foreign Government (5%)
200,000	Bermuda Government International Bond 144A,
	3.38%, 8/20/50 (a)	213
400,000	Chile Government International Bond,
	3.10%, 1/22/61	406
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29
	CAD (a)(d)	685
300,000	Dominican Republic International Bond 144A,
	4.88%, 9/23/32 (a)	321
490,000	Egypt Government International Bond 144A,
	5.25%, 10/06/25 (a)	524
430,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (a)	435
280,000	Guatemala Government Bond 144A,
	5.38%, 4/24/32 (a)	333
5,370,000	Mexican Bonos, 8.50%, 5/31/29 MXN (d)	320
390,000	Mongolia Government International Bond 144A,
	5.13%, 4/07/26 (a)	418
360,000	Mongolia Government International Bond 144A,
	8.75%, 3/09/24 (a)	418
500,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29 CAD (d)	433
380,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (a)	411
300,000	Paraguay Government International Bond 144A,
	4.95%, 4/28/31 (a)	360
510,000	Peruvian Government International Bond,
	2.78%, 1/23/31	550
550,000	Republic of Armenia International Bond 144A,
	3.60%, 2/02/31 (a)	540
294,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (a)	299
310,000	Ukraine Government International Bond 144A,
	7.25%, 3/15/33 (a)	331
Total Foreign Government (Cost - $6,591)		6,997
Mortgage Backed (11%)
81,301	Alternative Loan Trust 2005-47CB,
	5.50%, 10/25/35	65
104,875	Alternative Loan Trust 2005-54CB,
	5.13%, 11/25/35	79
541,487	Alternative Loan Trust 2005-54CB,
	5.50%, 11/25/35	427

          Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

230,188	Alternative Loan Trust 2007-9T1,
	6.00%, 5/25/37	$141
283,791	American Home Mortgage Investment Trust
	2006-3, (6 mo. LIBOR USD + 1.750%),
	2.01%, 12/25/36 (b)	259
151,617	Banc of America Funding 2005-H Trust,
	2.78%, 11/20/35 (e)	138
379,355	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	277
420,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 11/15/35 (a)(b)	422
124,870	CHL Mortgage Pass-Through Trust 2004-29,
	2.61%, 2/25/35 (e)	110
9,590,518	Citigroup Commercial Mortgage Trust 2018-C6,
	0.78%, 11/10/51 (e)	488
315,600	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	314
510,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.650%), 2.78%, 5/15/36 (a)(b)	511
75,430	CSMC Mortgage-Backed Trust 2006-7,
	6.00%, 8/25/36	48
496,315	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.250%),
	10.38%, 1/25/29 (b)	589
770,081	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 11.750%),
	11.88%, 10/25/28 (b)	955
496,922	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	12.38%, 9/25/28 (b)	626
205,676	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 1.98%, 9/25/49 (a)(b)	206
260,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (a)(b)	261
350,000	Freddie Mac STACR REMIC Trust 2021-DNA1
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 2.650%),
	2.73%, 1/25/51 (a)(b)	351
78,475	Freddie Mac STACR Trust 2018-HQA2 144A, (1
	mo. LIBOR USD + 0.750%),
	0.88%, 10/25/48 (a)(b)	79
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	2.78%, 1/25/49 (a)(b)	270
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1
	mo. LIBOR USD + 4.800%),
	4.95%, 9/25/47 (a)(b)	296
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1
	mo. LIBOR USD + 5.000%),
	5.13%, 11/25/47 (a)(b)	295

Principal or Shares	Security Description	Value (000)

76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 4/25/49 (a)(b)	$76
568,558	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	1.53%, 2/25/49 (a)(b)	568
600,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (b)	608
494,747	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 8.800%),
	8.93%, 3/25/28 (b)	542
493,108	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 9.350%),
	9.48%, 4/25/28 (b)	588
331,212	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.500%),
	10.63%, 5/25/28 (b)	376
495,157	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 12/25/28 (b)	589
247,652	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 10/25/29 (b)	275
293,826	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	(1 mo. LIBOR USD + 0.350%),
	0.48%, 3/25/35 (a)(b)	271
32,019	JP Morgan Mortgage Trust 2006-A4,
	3.49%, 6/25/36 (e)	28
153,028	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)(e)	157
58,918	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)(e)	61
60,365	New Residential Mortgage Loan Trust 2015-1
	144A, 3.75%, 5/28/52 (a)(e)	64
456,432	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (a)(e)	491
94,788	PHH Alternative Mortgage Trust Series 2007-1,
	6.00%, 2/25/37	89
128,110	RFMSI Series 2006-SA2 Trust,
	4.74%, 8/25/36 (e)	108
593,063	Seasoned Credit Risk Transfer Trust Series
	2016-1 144A, 3.00%, 9/25/55 (a)(e)	595
660,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 2.53%, 2/25/47 (a)(b)	669
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	330
166,583	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust, 3.01%, 9/25/36 (e)	162
395,853	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.47%, 2/25/37 (e)	393
Total Mortgage Backed (Cost - $13,819)		14,247
Municipal (4%)
910,000	California Health Facilities Financing Authority,
	2.48%, 6/01/27	987

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

650,000	California Pollution Control Financing Authority,
	AMT 144A, 5.00%, 7/01/37 (a)	$688
1,000,000	California Pollution Control Financing Authority,
	AMT 144A, 6.75%, 12/01/28 (a)	1,025
250,000	California Pollution Control Financing Authority,
	AMT 144A, 7.50%, 12/01/39 (a)(i)	76
250,000	District of Columbia Water & Sewer Authority,
	4.81%, 10/01/14	358
1,500,000	Municipal Improvement Corp. of Los Angeles,
	3.43%, 11/01/21	1,533
1,000,000	New York Transportation Development Corp.,
	AMT, 5.00%, 7/01/41	1,129
Total Municipal (Cost - $5,611)		5,796
U.S. Treasury (6%)
4,900,000	U.S. Cash Management Bill, 0.07%, 4/13/21 (c)	4,900
160,000	U.S. Treasury Bond, 2.00%, 2/15/50	166
1,622,848	U.S. Treasury Inflation Indexed Bonds,
	0.13%, 10/15/24	1,754
700,000	U.S. Treasury Note, 1.38%, 8/31/26	732
770,000	U.S. Treasury Note, 2.75%, 7/31/23 (j)	820
Total U.S. Treasury (Cost - $8,217)		8,372
Stocks (0%)
Preferred Stock (0%)
3,550	U.S. Bancorp, 6.50%
	(Cost - $102)	93
Investment Company (2%)
2,984,021	Payden Cash Reserves Money Market Fund *
	(Cost - $2,984)	2,984
Total Investments (Cost - $129,359) (101%)		134,213
Liabilities in excess of Other Assets (-1%)		(1,788)
Net Assets (100%)		$132,425
*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(g)	Perpetual security with no stated maturity date.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

          Payden Strategic Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 300	USD 363	Citibank, N.A.	02/19/2021	$—
EUR 1,354	USD 1,587	Citibank, N.A.	03/22/2021	58
EUR 467	USD 566	Citibank, N.A.	03/22/2021	2
IDR 9,317,000	USD 654	Citibank, N.A.	03/24/2021	6
USD 1,358	EUR 1,117	Citibank, N.A.	03/22/2021	1

				67

Liabilities:
COP 1,127,000	USD 329	Citibank, N.A.	03/24/2021	(13)
PEN 2,368	USD 659	Citibank, N.A.	03/24/2021	(8)
RUB 24,070	USD 325	Citibank, N.A.	03/24/2021	(9)
SGD 876	USD 660	Citibank, N.A.	03/24/2021	—
USD 8,318	EUR 6,980	Citibank, N.A.	03/22/2021	(163)
USD 1,114	CAD 1,468	HSBC Bank USA, N.A.	03/22/2021	(34)
USD 205	GBP 150	HSBC Bank USA, N.A.	03/22/2021	(1)

				(228)

Net Unrealized Appreciation (Depreciation)				$(161)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	27	Mar-21	$5,966	$3	$3
U.S. Treasury 5-Year Note Future	22	Mar-21	2,769	(3)	(3)
U.S. Ultra Bond Future	1	Mar-21	205	(1)	(1)

					(1)

Short Contracts:
U.S. 10-Year Ultra Future	12	Mar-21	(1,846)	2	2
U.S. Treasury 10-Year Note Future	1	Mar-21	(137)	1	1

					3

Total Futures					$2

7   Payden Mutual Funds